Equipment	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Equipment [Text Block]

5.        Equipment

Equipment of the Company consisted of the following at July 31, 2015 and January 31, 2015:

	July 31,	January 31,
	2015	2015

Furniture & equipment	$10,250	$11,630
Computer equipment	24,714	20,963

	34,964	32,593
Less: Accumulated depreciation	(16,278)	(11,452)

	$18,686	$21,141

Depreciation expense for the three and six month periods ended July 31, 2015 was $3,212 and $6,208, respectively (2014: $1,291 and $2,024, respectively).

5.        Equipment

Equipment of the Company consisted of the following at January 31, 2015 and January 31, 2014:

	2015	2014
Furniture & equipment	$11,630	$6,630
Computer equipment	20,963	4,534
	32,593	11,164
Less: Accumulated depreciation	(11,452)	(4,864)
	$21,141	$6,300

Depreciation expense for the year ended January 31, 2015 was $6,588 (2014: $1,694).